Income Taxes (Tables)	3 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Summary of Net Deferred Tax Liability

The Company’s effective tax rate for the three months ended December 31, 2013 was -10.4% and -18.8% for the three months ended December 31, 2012. As of December 31, 2013 and September 30, 2013 the net deferred tax liability was:

	December 31, 2013	September 30, 2013
	(In thousands)
Current deferred tax asset	$7,355	$9,228
Noncurrent deferred tax asset	98,007	87,812
Valuation allowance	(105,362)	(97,040)
Noncurrent deferred tax liability	(59,873)	(58,130)

Net deferred tax liability	$(59,873)	$(58,130)